Transportation Business Acquisition (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2014	Nov. 07, 2013
Pipeline Transportation, Inc assets acquired			$ 10,023
Pipeline gross revenues	16,500
Operating leases minimum future annual rentals		2,500
Transportation Business Acquisition
Operating leases minimum future annual rentals		2,258
Non-cancellable operating lease remaining period		3.1
Amortization of intangible assets		$ 2,010